iShares®

iShares, Inc.

iShares Trust

iShares U.S. ETF Trust

Supplement dated August 31, 2016

to the Statements of Additional Information (“SAI”s) for the

iShares B – Ca Rated Corporate Bond ETF (QLTC),

iShares Baa – Ba Rated Corporate Bond ETF (QLTB),

iShares Enhanced International Large-Cap ETF (IEIL),

iShares Enhanced International Small-Cap ETF (IEIS),

iShares Enhanced U.S. Large-Cap ETF (IELG),

iShares Enhanced U.S. Small-Cap ETF (IESM),

iShares Global Inflation-Linked Bond ETF (GTIP),

iShares International Inflation-Linked Bond ETF (ITIP),

iShares MSCI Emerging Markets Horizon ETF (EMHZ) and

iShares MSCI Emerging Markets Latin America ETF (EEML)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates the information in, and should be read in conjunction with, the SAI for each Fund.

The Funds have liquidated effective August 30, 2016.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-FC-083116

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